[Letterhead of Sutherland Asbill & Brennan LLP]

July 31, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	NorthStar Global Corporate Income Fund – Form N-2 Registration Statement

Dear Sir/Madam:

On behalf of NorthStar Global Corporate Income Fund (the "Trust"), we are transmitting herewith for filing under the Securities Act of 1933, as amended, the Trust's initial registration statement on Form N-2 (the "Registration Statement").

If you have any questions or comments regarding the Registration Statement, please do not hesitate to contact me at (202) 383-0472 or Steven B. Boehm at (202) 383-0176.

Sincerely,

/s/ Cynthia R. Beyea

Cynthia R. Beyea